Pruco Life Insurance Company                                         Thomas C. Castano
                                                                     Assistant General Counsel
                                                                     Law Department

                                                                     Pruco Life Insurance Company
                                                                     213 Washington Street
                                                                     Newark, NJ 07102-2992
                                                                     (973) 802-9750 fax: (973) 802-9560

                                                                     May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life Variable Appreciable Account
                                    (Registration No. 2-89558)

Ladies and Gentlemen:

         Pursuant  to  subparagraph  (j) of Rule 497  under  the  Securities  Act of 1933,  the  Registrant  hereby certifies:  (i) that its  Prospectus  that would have been filed  pursuant to Rule 497(b)  would not have  differed from the  Prospectus  contained  in  Post-Effective  Amendment  No. 34,  except for the addition of  references  to footnotes  3 and 5 in the  tables  on pages 2 and 3, and a  corrected  reference  to  footnote  5  (rather  than to footnote  6) on page 3, and (ii) that the text of  Post-Effective  Amendment  No. 34 was  filed  electronically  on
April 19, 2004 (Accession No. 0000740870-04-000004).

                                                              By: _/s/___________________________
                                                                  Thomas C. Castano
                                                                  Assistant General Counsel
                                                                  Pruco Life Insurance Company

via EDGAR